    As filed with the Securities and Exchange Commission on October 31, 2002

                     Registration Nos. 333-89822; 811-21114

                                    ________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A/A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                          Pre-Effective Amendment No. 1
                          Post-Effective Amendment No.

                                     And/Or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                            1940[X] Amendment No. [ ]

                               PROFUNDS ETF TRUST
           -----------------------------------------------------------
           (Exact name of Registrant as Specified in Trust Instrument)

                        7501 Wisconsin Avenue, Suite 1000
                               Bethesda, MD 20814
                -------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

                                 (240) 497-6400
                -------------------------------------------------
                        (Area Code and Telephone Number)

                                Michael L. Sapir
                                    Chairman
                              ProFund Advisors LLC
                        7501 Wisconsin Avenue, Suite 1000
                               Bethesda, MD 20814
              -----------------------------------------------------
                     (Name and Address of Agent for Service)

                                     Copy to

                             Stuart M. Strauss, Esq.
                            Mayer, Brown, Rowe & Maw
                        1675 Broadway New York, NY 10019

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
_____, 2002

                               PROFUNDS ETF TRUST

The Bullish Funds                                              The Bearish Funds

Ultra500 Fund                                                 UltraShort500 Fund
Ultra100 Fund                                                 UltraShort100 Fund
Ultra30 Fund                                                   UltraShort30 Fund
UltraMid-Cap400 Fund                                   UltraShortMid-Cap400 Fund

ProFunds ETF Trust (the "Trust") is a Delaware business trust that consists of separate investment portfolios (each, a "Fund"). ProFund Advisors LLC ("ProFund Advisors") serves as the investment advisor to each Fund.

The shares of each Fund ("Shares") will be listed on a national securities exchange ("Exchange"). Shares trade on the Exchange at market prices that may differ to some degree from the indicative intraday value ("IIV") of the Shares disseminated by the Exchange as well as the Funds' end of day net asset value. Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called "Creation Units." Creation Units of the Bullish Funds are issued and redeemed principally in-kind for securities included in the relevant underlying index. Creation Units of the Bearish Funds are purchased and redeemed in cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus--such as information about purchasing and redeeming Shares from or with a Fund and all references to the Transaction Fee imposed on purchases and redemptions--is not relevant to retail investors.

Prospectus
____, 2002

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. SHARES OF PROFUNDS ETF TRUST MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN A STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF THE STATE. IN ADDITION, THE OFFERING OF SHARES IS CONTINGENT UPON APPROVAL OF AN

EXEMPTIVE APPLICATION CURRENTLY PENDING BEFORE THE SEC, WHICH APPROVAL MAY OR MAY NOT BE GRANTED.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS:

BULLISH FUNDS

BEARISH FUNDS

FEES AND EXPENSES OF THE FUNDS

ADDITIONAL INFORMATION REGARDING STRATEGIES AND RISKS

HOW DO I BUY AND SELL SHARES

PURCHASING SHARES DIRECTLY FROM A FUND

PROCEDURES APPLICABLE TO PURCHASE OF BULLISH FUNDS

PROCEDURES APPLICABLE TO PURCHASE OF BEARISH FUNDS

REDEEMING SHARES DIRECTLY FROM A FUND

REDEMPTION PROCEDURES APPLICABLE TO BULLISH FUNDS

REDEMPTION PROCEDURES APPLICABLE TO BEARISH FUNDS

DIVIDEND REINVESTMENT SERVICE

DISTRIBUTIONS

DETERMINATION OF NAV

BASIC TAX POINTS

MANAGEMENT OF PROFUNDS ETF TRUST

OTHER SERVICE PROVIDERS

[ProFunds ETF Trust Logo]
\ProFund Advisors LLC
Investment Advisors

BULLISH FUNDS

A Bullish Fund seeks to provide daily investment results, before fees and expenses, that correspond to double (200%) the daily performance of a particular stock index

The Bullish Funds may be appropriate for investors who believe that the value of a particular index will increase, and that by investing with the objective of doubling the index's daily return, they will achieve superior results over time or are seeking to approximate an index's daily return with half the investment required of a conventional investment company.

The investment results of each Bullish Fund should magnify (both positively and negatively) the daily performance of its underlying index. The Bullish Funds principally invest in a combination of securities, such as common stock of operating companies included in a Bullish Fund's underlying index, and financial instruments that in ProFund Advisors' opinion should simulate the movement of the appropriate benchmark1. Each Bullish Fund will normally invest at least 85% of its total assets in securities that comprise its underlying index.

---------------------------------------------------------------------------------------------

Fund              Index                  Benchmark           Types of Companies in Index


---------------------------------------------------------------------------------------------
Ultra500 Fund     S&P 500(R)Index        Double (200%)       Diverse, widely traded, large
                                                             capitalization

Ultra100 Fund     NASDAQ-100             Double (200%)       Large capitalization, most
                  Index(R)                                   with technology and/or
                                                             growth orientation

Ultra30 Fund      Dow Jones Industrial   Double (200%)       Diverse, widely traded, large
                  Average                                    capitalization

UltraMid-Cap400   S&P MidCap400          Double (200%)       Diverse, widely traded,
Fund              Index                                      medium capitalization

An investment in a Bullish Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, a Bullish Fund is not guaranteed to achieve its investment objective.

_________________
/1/ A benchmark can be any standard of investment performance to which a fund seeks to compare its return, such as a stock index or a multiple thereof. For example, Ultra500 Fund has a benchmark of twice the daily return of the Standard & Poor's Composite Stock Price Index(R) ("S&P 500 Index").

Ultra500 Fund

Investment Objective. Ultra500 Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500(R) Index.

If Ultra500 Fund is successful in meeting its objective, it's net asset value should gain, approximately twice as much on a percentage basis as the S&P 500 Index when the prices of the securities in the S&P 500 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

The S&P 500 Index is a widely used measure of large-capitalization U.S. stock market performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's(R) for their market size, liquidity and industry group representation. As of ___________, 2002, the S&P 500 Index included companies with capitalizations between approximately $____________ and $____________. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. In seeking to achieve Ultra500 Fund's objective, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. Ultra500 Fund does not take defensive positions.

Ultra500 Fund takes positions in equity securities and other financial instruments, such as futures contracts, options on futures contracts, swap agreements, forward contracts, and options on securities and stock indices, that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, the Fund's benchmark. Ultra500 Fund may invest in securities or instruments that are not included in the S&P 500 Index if ProFund Advisors believes it is appropriate.

Ultra500 Fund may invest in futures contracts, options on futures contracts, swap agreements, forward contracts, and the other financial instruments noted above as a substitute for investing directly in stocks in order to gain exposure to the index underlying its benchmark. These instruments may also be used to produce economically "leveraged" investment results.

Ultra500 Fund may hold U.S. government securities, including government agency securities, repurchase and reverse repurchase agreements, money market instruments or cash equivalents. In addition, the Fund may borrow money for investment purposes.

Principal Risk Considerations. The principal risks of investing in Ultra500 Fund are market risk, equity risk, correlation risk, leverage risk, risks of aggressive investment techniques, liquidity risk, non-diversification risk, forward contract risk, swap counterparty risk, operational risk, and volatility risk.

If you would like additional information regarding Ultra500 Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Ultra500 Fund is newly formed and has no investment track record, it has no performance to compare against other investment companies or broad measures of securities market performance, such as indices.

Ultra100 Fund

Investment Objective. Ultra100 Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index(R).

If Ultra100 Fund is successful in meeting its objective, it should gain, approximately twice as much on a percentage basis as the NASDAQ-100 Index when the prices of the securities in the NASDAQ-100 Index rise on a given day and should lose approximately twice as much on a percentage basis when such prices decline on a given day.

The NASDAQ-100 Index contains 100 of the largest and most active non-financial domestic and international issuers listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day. As of ___________, 2002, the NASDAQ-100 Index included companies with capitalizations between approximately $____________ and $______________.

Principal Investment Strategy. In seeking to achieve Ultra100 Fund's objective, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. Ultra100 Fund does not take defensive positions.

Ultra100 Fund takes positions in equity securities and other financial instruments, such as futures contracts, options on futures contracts, swap agreements, forward contracts, and options on securities and stock indices, that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, the Fund's benchmark. The Fund may invest in securities or instruments that are not included in the NASDAQ-100 Index if ProFund Advisors believes it is appropriate.

Ultra100 Fund may invest in futures contracts, options on futures contracts, swap agreements, forward contracts and the other financial instruments noted above as a substitute for investing directly in stocks in order to gain exposure to its benchmark index. These instruments may also be used to produce economically "leveraged" investment results.

Ultra100 Fund may hold U.S. government securities, including government agency securities, repurchase and reverse repurchase agreements, money market instruments or cash equivalents. In addition, the Fund may borrow money for investment purposes.

Principal Risk Considerations. The principal risks of investing in Ultra100 Fund are market risk, equity risk, correlation risk, leverage risk, risks of aggressive investment techniques, liquidity risk, non-diversification risk, forward contract risk, swap counterparty risk, operational risk, forward contract risk and volatility risk.

In addition, Ultra100 Fund is subject to the following risk:

Technology Concentration Risk - To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up Ultra100 Fund's investments are subject to intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

If you would like additional information regarding Ultra100 Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Ultra100 Fund is newly formed and has no investment track record, it has no performance to compare against other investment companies or broad measures of securities market performance, such as indices.

Ultra30 Fund

Investment Objective. Ultra30 Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial AverageSM (DJIA).

If Ultra30 Fund is successful in meeting its objective, its net asset value should gain, on a percentage basis, approximately twice as much on a percentage basis as the DJIA on a given day when the index increases and should lose approximately twice as much on a percentage basis as the DJIA on a given day when the index decreases.

The DJIA is a price-weighted index consisting of 30 widely held and traded stocks listed on U.S. stock markets selected by Dow Jones & Company based upon size, reputation, growth, transaction volume and sector coverage and excludes transportation and utility stocks. As of ___________, 2002, the DJIA included companies with capitalizations between approximately $____________ and $_____________.

Principal Investment Strategy. In seeking to achieve Ultra30 Fund's objective, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. Ultra30 Fund does not take defensive positions.

Ultra30 Fund takes positions in equity securities and other financial instruments, such as futures contracts, options on futures contracts, swaps, forward contracts, and options on securities and stock indices, that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, the Fund's benchmark. Ultra30 Fund may invest in securities or instruments that are not included in the DJIA if ProFund Advisors believes it is appropriate.

Ultra30 Fund may invest in futures contracts, options on futures contracts, swap agreements, forward contracts and the other financial instruments noted above as a substitute for investing directly in stocks in order to gain exposure to its benchmark index. These instruments may also be used to produce economically "leveraged" investment results.

Ultra30 Fund may hold U.S. government securities, including government agency securities, repurchase and reverse repurchase agreements money market instruments or cash equivalents. In addition, the Fund may borrow money for investment purposes.

Principal Risk Considerations. The principal risks of investing in Ultra30 Fund are market risk, equity risk, correlation risk, leverage risk, risks of aggressive investment techniques, liquidity risk, non-diversification risk, forward contract risk, swap counterparty risk, operational risk, and volatility risk.

If you would like additional information regarding Ultra30 Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because Ultra30 Fund is newly formed and has no investment track record, it has no performance to compare against other investment companies or broad measures of securities market performance, such as indices.

UltraMid-Cap400 Fund

Investment Objective. UltraMid-Cap400 Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap400 Index.

If UltraMid-Cap400 Fund is successful in meeting its objective, its net asset value should gain, on a percentage basis, approximately twice as much on a percentage basis as the S&P MidCap400 Index when the prices of the securities in the S&P MidCap400 Index rise on a given day and should lose approximately twice as much on a percentage basis when such prices decline on a given day.

The S&P MidCap400 Index is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R) for their market size, liquidity, and industry group representation. As of ___________, 2002, the S&P MidCap400 Index included companies with capitalizations between approximately $____________ and $____________. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. In seeking to achieve UltraMid-Cap400 Fund's objective, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. UltraMid-Cap400 Fund does not take defensive positions.

UltraMid-Cap400 Fund takes positions in securities and other financial instruments, such as futures contracts, options on futures contracts, swap agreements, forward contracts, and options on securities and stock indices, that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, the Fund's benchmark. UltraMid-Cap400 Fund may invest in securities or instruments that are not included in the S&P MidCap400 Index if ProFund Advisors believes it is appropriate.

UltraMid-Cap400 Fund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to mid-cap companies. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, forward contracts, options on securities and indices, [U.S. government securities, repurchase agreements] or a combination of the foregoing. UltraMid-Cap400 Fund's 80% investment policy is non-fundamental, and the Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days' notice prior to any change in the Fund's 80% investment policy.

UltraMid-Cap400 Fund may invest in futures contracts, options on futures contracts, option contracts, swap agreements, forward contracts and the other financial instruments noted above as a substitute for investing directly in stocks in order to gain exposure to its benchmark index. These instruments may also be used to produce economically "leveraged" investment results.

UltraMid-Cap400 Fund may hold U.S. government securities, including government agency securities, repurchase or reverse repurchase agreements money market instruments or cash equivalents. In addition, the Fund may borrow money for investment purposes.

Principal Risk Considerations. The principal risks of investing in UltraMid-Cap400 Fund are market risk, equity risk, correlation risk, leverage risk, risks of aggressive investment techniques, liquidity risk, non-diversification risk, forward contract risk, swap counterparty risk, operational risk, and volatility risk.

In addition, UltraMid-Cap400 Fund is subject to the following risk:

Mid-Cap Company Investment Risk - UltraMid-Cap400 Fund could experience risks that a fund that invests primarily in large-capitalization, widely traded companies would not. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. Moreover, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely-traded companies.

If you would like additional information regarding UltraMid-Cap400 Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because UltraMid-Cap400 Fund is newly formed and has no investment track record, it has no performance to compare against other investment companies or broad measures of securities market performance, such as indices.

BEARISH FUNDS

A Bearish Fund seeks to provide daily investment results, before fees and expenses, that correspond to double the inverse (opposite) of the daily performance of a particular index.

The Bearish Funds may be appropriate for investors who expect the underlying index to decrease and desire to earn a profit as a result of the index declining or who want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual fund from a market downturn that they anticipate.

-------------------------------------------------------------------------------------------------------------------

Fund                      Index                   Benchmark                    Types of Companies in Index


-------------------------------------------------------------------------------------------------------------------
UltraShort500 Fund        S&P 500(R)Index         200% of the Inverse          Diverse, widely traded, large
                                                                               capitalization

UltraShort100 Fund        NASDAQ-100              200% of the Inverse          Large capitalization, most with
                          Index(R)                                             technology and/or growth
                                                                               orientation

UltraShort30 Fund         Dow Jones Industrial    200% of the Inverse          Diverse, widely traded, large
                          Average                                              capitalization

UltraShortMid-Cap400      S&P MidCap400           200% of the Inverse          Diverse, widely traded, medium
Fund                      Index                                                capitalization

The NAV of Shares of the Bearish Funds should go down when their underlying index goes up on a given day. The investment results of each Bearish Fund should magnify (both positively and negatively) the inverse of the daily performance of its underlying index.

An investment in a Bearish Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A Bearish Fund is not guaranteed to achieve its investment objective.

UltraShort500 Fund

Investment Objective. UltraShort500 Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500(R) Index.

If UltraShort500 Fund is successful in meeting its objective, its net asset value should gain approximately twice as much on a percentage basis as any decrease in the S&P 500 Index when the prices of the securities in the S&P 500 index decline on any given day and should lose approximately twice as much as any increase in the S&P 500 Index when the prices of the securities in the S&P 500 Index increase on a given day.

The S&P 500 Index is a widely used measure of large-capitalization U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their market size, liquidity and industry group representation. As of ___________, 2002, the S&P 500 Index included companies with capitalizations between approximately $____________ and $____________. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the U.S. economy.

Principal Investment Strategy. In seeking to achieve UltraShort500 Fund's objective, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. UltraShort500 Fund does not take defensive positions.

UltraShort500 Fund takes positions in securities and other financial instruments, such as futures contracts, options on futures contracts, swap agreements, forward contracts, and options on securities and stock indices, that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, the Fund's benchmark. UltraShort500 Fund may invest in securities or instruments that are not included in the S&P 500 Index if ProFund Advisors believes it is appropriate.

UltraShort500 Fund generally does not invest in equity securities such as common stock of operating companies. Rather, UltraShort500 principally invests in futures contracts, options on futures contracts, swap agreements, forward contracts, and the other financial instruments noted above. Pursuant to the techniques employed for UltraShort500 Fund, these instruments will typically generate a loss if the price of the S&P 500 Index increases between the date of the employment of the technique and the date on which UltraShort500 Fund terminates the position. These instruments may also be used to produce economically "leveraged" investment results.

UltraShort500 Fund may hold U.S. government securities, including government agency securities, repurchase and reverse repurchase agreements, money market instruments or cash equivalents. In addition, the Fund may borrow money for investment purposes.

Principal Risk Considerations. The principal risks of investing in UltraShort500 Fund are market risk, equity risk, correlation risk, leverage risk, risks of aggressive investment techniques, liquidity risk, non-diversification risk, forward contract risk, swap counterparty risk, operational risk, and volatility risk. In addition, UltraShort500 Fund is subject to the following risk:

Inverse correlation risk: Shareholders in UltraShort500 Fund should lose money when the S&P 500 Index, its underlying index, rises--a result that is the opposite from traditional equity funds.

If you would like additional information regarding UltraShort500 Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because UltraShort500 Fund is newly formed and has no investment track record, it has no performance to compare against other investment companies or broad measures of securities market performance, such as indices.

UltraShort100 Fund

Investment Objective. UltraShort100 Fund seeks daily investment results that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index(R).

If UltraShort100 Fund is successful in meeting its objective, its net asset value should gain approximately twice as much on a percentage basis as any decrease in the NASDAQ-100 Index when the prices of the securities in the NASDAQ-100 Index decline on any given day and should lose approximately twice as much as any increase in the NASDAQ-100 Index when the prices of the securities in the NASDAQ-100 Index increase on a given day.

The NASDAQ-100 Index contains 100 of the largest and most active non-financial domestic and international issuers listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ-100 Index include a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day. As of ___________, 2002, the NASDAQ-100 Index included companies with capitalizations between approximately $_________ and $__________.

Principal Investment Strategy. In seeking to achieve UltraShort100 Fund's objective, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. UltraShort100 Fund does not take defensive positions.

UltraShort100 Fund takes positions in securities and other financial instruments, such as futures contracts, options on futures contracts, swap agreements, forward contracts, and options on securities and stock indices, that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, the Fund's benchmark. UltraShort100 Fund may invest in securities or instruments that are not included in the NASDAQ-100 Index if ProFund Advisors believes it is appropriate.

UltraShort100 Fund generally does not invest in equity securities such as common stock of operating companies. Rather, UltraShort100 Fund principally invests in futures contracts, swap agreements, forward contracts, and the other financial instruments noted above. Pursuant to the techniques employed for UltraShort100 Fund, these instruments will typically generate a loss if the price of the NASDAQ-100 Index increases between the date of the employment of the technique and the date on which UltraShort100 Fund terminates the position. These instruments may also be used to produce economically "leveraged" investment results.

UltraShort100 Fund may hold U.S. government securities, including government agency securities, repurchase and reverse repurchase agreements, money market instruments or cash equivalents. In addition, the Fund may borrow money for investment purposes.

Principal Risk Considerations. The principal risks of investing in UltraShort100 Fund are market risk, equity risk, correlation risk, leverage risk, risks of aggressive investment techniques, liquidity risk, non-diversification risk, forward contract risk, swap counterparty risk, operational risk foreign securities risk and volatility risk. In addition, UltraShort100 Fund is also subject to the following risks:

Technology Concentration Risk - To the extent the NASDAQ-100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up UltraShort100 Fund's investments are subject to intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and heavy dependence on patent and intellectual property rights the loss or impairment of which may adversely affect profitability.

Inverse Correlation Risk - Shareholders in UltraShort100 Fund should lose money when the NASDAQ-100 Index, its underlying index, rises--a result that is the opposite from traditional equity funds.

If you would like additional information regarding UltraShort100 Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because UltraShort100 Fund is newly formed and has no investment track record, it has no performance to compare against other investment companies or broad measures of securities market performance, such as indices.

UltraShort30 Fund

Investment Objective. UltraShort30 Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average(SM) (DJIA).

If UltraShort30 Fund is successful in meeting its objective, its net asset value should gain approximately twice as much on a percentage basis as any decrease in the DJIA when the prices of the securities in the DJIA decline on any given day and should lose approximately twice as much as any increase in the DJIA when the prices of the securities in the DJIA increase on a given day.

The DJIA is a price-weighted index consisting of 30 widely held and traded stocks listed on U.S. stock markets selected by Dow Jones & Company based upon size, reputation, growth, transaction volume and sector coverage and excludes transportation and utility stocks. As of ___________, 2002, the DJIA included companies with capitalizations between approximately $____________ and $____________. UltraShort30 Fund will concentrate its investments in a particular industry, group of industries or economic sector to approximately the same extent the Index is so concentrated.

Principal Investment Strategy. In seeking to achieve UltraShort30 Fund's objective, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. UltraShort30 Fund does not take defensive positions.

UltraShort30 Fund takes positions in securities and other financial instruments, such as futures contracts, options on futures contracts, swap agreements, forward contracts, and options on securities and stock indices, that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, its benchmark. The UltraShort30 Fund may invest in securities or instruments that are not included in the DJIA if ProFund Advisors believes it is appropriate.

UltraShort30 Fund generally does not invest in equity securities such as common stock of operating companies. Rather, UltraShort30 Fund principally invests in futures contracts, swap agreements, forward contracts, and the other financial instruments noted above. Pursuant to the techniques employed for UltraShort30 Fund, these instruments will typically generate a loss if the price of the DJIA increases between the date of the employment of the technique and the date on which UltraShort30 Fund terminates the position. These instruments may also be used to produce economically "leveraged" investment results.

UltraShort30 Fund may hold U.S. government securities, including government agency securities, repurchase and reverse repurchase agreements, money market instruments or cash equivalents. In addition, the Fund may borrow money for investment purposes.

Principal Risk Considerations. The principal risks of investing in UltraShort30 Fund are market risk, equity risk, correlation risk, leverage risk, risks of aggressive investment techniques, liquidity risk, non-diversification risk, forward contract risk, swap counterparty risk, operational risk and volatility risk. In addition, UltraShort30 Fund is also subject to the following risk:

Inverse Correlation Risk - Shareholders in UltraShort30 Fund expect to lose money when the DJIA, its underlying index, rises--a result that is the opposite from traditional equity funds.

If you would like additional information regarding UltraShort30 Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because UltraShort30 Fund is newly formed and has no investment track record, it has no performance to compare against other investment companies or broad measures of securities market performance, such as indices.

UltraShortMid-Cap 400 Fund

Investment Objective. The UltraShortMid-Cap400 Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P Mid-Cap 400 Index.

If UltraShortMid-Cap 400 Fund is successful in meeting its objective, its net asset value should gain approximately twice as much on a percentage basis as any decrease in the S&P Mid-Cap 400 Index when the prices of the securities in the Index decline on any given day and should lose approximately twice as much as any increase in the Index when the prices of the securities in the Index increase on a given day.

The S&P Mid-Cap 400 Index is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected by Standard & Poor's for their market size, industry group representation, and the frequency and ease with which their stocks trade. As of ___________, 2002, the S&P Mid-Cap 400 Index included companies with capitalizations between approximately $____________ and $____________. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

Principal Investment Strategy. In seeking to achieve UltraShortMid-Cap400 Fund's objective, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular security or instrument, nor does it attempt to apply any economic, financial or market analysis. UltraShortMid-Cap400 Fund does not take defensive positions.

UltraShortMid-Cap400 Fund takes positions in securities and other financial instruments, such as futures contracts, options on futures contracts, swap agreements, forward contracts, and options on securities and stock indices, that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, the Fund's benchmark. UltraShortMid-Cap400 Fund may invest in securities or instruments that are not included in the S&P MidCap400 Index if ProFund Advisors believes it is appropriate.

UltraShortMid-Cap400 Fund, under normal circumstances, seeks its investment objective by committing at least 80% of its assets to investments that, in combination, have investment characteristics similar to mid-cap companies. These investments may include, without limitation, securities, futures contracts, options on futures contracts, forward contracts, swap agreements, options on securities and indices, U.S. government securities, repurchase agreements, or a combination of the foregoing. UltraShortMid-Cap400 Fund's 80% investment policy is non-fundamental, and the Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days' notice prior to any change in the Fund's 80% investment policy.

UltraShortMid-Cap400 Fund generally does not invest in equity securities such as common stock of operating companies. Rather, UltraShortMid-Cap400 principally invests in futures contracts, swap agreements, forward contracts, and the other financial instruments noted above. Pursuant to the techniques employed for UltraShortMid-Cap400 Fund, these instruments will typically generate a loss if the price of the S&P MidCap400 Index increases between the date of the employment of the technique and the date on which UltraShortMid-Cap400 Fund terminates the position. These instruments may also be used to produce economically "leveraged" investment results.

UltraShortMid-Cap400 Fund may hold U.S. government securities, including government agency securities, repurchase and reverse repurchase agreements, money market instruments or cash equivalents. In addition, the Fund may borrow money for investment purposes.

Principal Risk Considerations. The principal risks of investing in UltraShortMid-Cap400 are market risk, equity risk, correlation risk, leverage risk, risks of aggressive investment techniques, liquidity risk, non-diversification risk, forward contract risk, swap counterparty risk, operational risk, and volatility risk. In addition, UltraShortMid-Cap400 Fund is also subject to the following risks:

Mid-Cap Company Investment Risk - UltraShortMid-Cap400 Fund could experience risks that a fund that invests in primarily large-capitalization, widely traded companies would not. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. Moreover, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely-traded companies.

Inverse Correlation Risk - Shareholders in the UltraShortMid-Cap400 Fund should lose money when the S&P Mid-Cap400 Index, its underlying index, rises--a result that is the opposite from traditional equity funds.

If you would like additional information regarding UltraShortMid-Cap400 Fund's investment strategies and risks, including a description of the terms in bold type, please refer to "Strategies and Risks" later in this Prospectus.

Fund Performance. Because UltraShortMid-Cap400 Fund is newly formed and has no investment track record, it has no performance to compare against other investment companies or broad measures of securities market performance, such as indices.

FEES AND EXPENSES OF THE FUNDS

The table below describes the fees and expenses (a) you may pay if you buy and hold Shares of a Fund.

I.  Shareholder Transaction Expenses                                     0.00%
    (fees paid directly from your investment)

II. Annual Fund Operating Expenses (as a percentage of average daily net assets)
    Management Fee                                                        [_]%
    Distribution and Service (12b-1) Fees                                 [_]%
    Other Expenses                                                        [_]%
                                                                          ------
    Total Annual Fund Operating Expenses                                  [_]%

           (a) The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the current fiscal year;

           (b) When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. The Fund, however, issues and redeems Shares only in Creation Units comprising large blocks of 50,000 Shares. Thus, as a practical matter, only institutions or large investors transact in Creation Units. For institutional investors who transact in Creation Units, a Creation or Redemption Transaction Fee, as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund, including market impact expenses relating to investing in or disposing of portfolio securities. The fixed Creation Transaction Fee per transaction is $3,000 and the fixed Redemption Transaction Fee per transaction is $3,000. In addition to these fixed transaction fees, purchases or redemptions outside of the continuous Net Settlement System of the National Securities Clearing Corp. ("NSCC") and/or in the case of the Bullish Funds, purchases and redemptions of Creation Units for cash (when available) require the payment of additional fees of up to four times the fixed fees. Please see "Procedures Applicable to Purchase of Bullish Funds," "Procedures Applicable to Purchase of Bearish Funds", "Redemption Procedures Applicable to Bullish Funds" and "Redemption Procedures Applicable to Bearish Funds".

Example: Each Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. Shares in less than Creation Unit aggregations are not redeemable. The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other funds. An investor purchasing a Creation

Unit on an in-kind basis would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that a Fund's operating expenses remain the same. Investors should note that the presentation below of a $10,000 investment in a Creation Unit is for illustration purposes only, because Shares will be issued by a Fund only in Creation Units. In addition, because this example is hypothetical and for comparison only, your actual costs will be different.

--------------------------------------------------------------------------------
                                    1 YEAR               3 YEARS
                                    $                    $
                                    --------------------------------------------

ADDITIONAL INFORMATION REGARDING STRATEGIES AND RISKS

Strategies

What the Funds Do

Each Fund:

- Seeks to provide its shareholders with daily investment returns approximating its benchmark by investing in securities and/or other financial instruments, such as futures, options on futures, forward contracts and swap agreements.

-   Uses a mathematical approach to investing its assets.

-   Pursues its objective regardless of market conditions, trends or direction.

- Seeks to provide positive (in the case of the Bullish Funds) or negative (in the case of the Bearish Funds) correlation with its benchmark index on a daily basis.

What the Funds Do Not Do

Profund advisors does not:

- Conduct conventional stock research or analysis or forecast stock market movement or trends, in managing the assets of the Funds.

- Invest the assets of the Funds in stocks or financial instruments based on ProFund Advisors' view of the fundamental prospects of particular companies.

Adopt defensive positions by investing in cash or other instruments in anticipation of adverse market conditions.

In addition, the Funds do not seek to provide performance results that track their benchmarks over a period of time other than daily because mathematical compounding prevents the Funds from achieving such results.

Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, the Fund's license with the sponsor of the index underlying its benchmark is terminated, or for any other reason determined in good faith by the Fund's Board of Trustees. In such instance, the Fund will attempt to use a substitute index that will measure the same general market (e.g., large- or mid-cap) as the current index. Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. To help stay fully invested, and to reduce transaction costs, the Funds may invest in futures contracts, forward contracts and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a Fund. (Similar risks exist for forward contracts and swap agreements.)

Important Concepts

This section describes important concepts that may be unfamiliar to an investor reading about the Funds.

- Leverage and leveraged investment techniques offer a means of magnifying market movements into larger changes in an investment's value.

- Futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

- Forward contracts, are similar to futures contracts except that they are individually negotiated agreements which are not traded on a futures exchange.

- Swap agreements, are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. [The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.]

Additional Information Regarding Risks

Like all investments, the Funds entail risk. ProFund Advisors cannot guarantee that any Fund will achieve its investment objective. The Funds could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the Funds are:

Market Risk. The Funds seek exposure to the equity markets. The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day to day. This volatility may cause the value of an investment in a Fund to decrease. The Funds are subject to market risks that will affect the value of their Shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The Bearish Funds may respond differently to market risks than positively correlated funds insofar as the Bearish Funds may actually benefit from adverse conditions and developments. Investors in a Bullish Fund should normally lose money on days when the index underlying its benchmark declines. Investors in a Bearish Fund should lose money on days when the index underlying its benchmark increases.

Correlation Risk. A number of factors may affect a Fund's ability to achieve a high correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A Fund may invest in securities or in other financial instruments not included in its underlying index. A Fund may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A Fund may be subject to large movements of assets into and out of the Fund [and may receive trade information after the exchange or market closes], potentially resulting in the Fund being over or under exposed. An exchange or market may close early unexpectedly, which may result in a Fund being unable to sell or buy securities on that day. An exchange or market may halt trading in securities and/or other financial instruments held by a Fund, which may result in a Fund being unable to sell or buy certain securities, options or futures contracts. In such circumstances, a Fund may be unable to accurately price its outstanding investments or may incur substantial trading losses. These factors may adversely affect a Fund's correlation with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective.

Leverage Risk. Leveraged investment techniques provide greater investment exposure than a Fund's actual dollar investment. Use of leverage can magnify the effects of changes in the value of the Funds and makes them more volatile. The leveraged investment techniques that the Funds employ should cause investors in the Bullish Funds to lose money when a market or index declines and cause investors in the Bearish Funds to lose money when a market or index rises.

Risks of Aggressive Investment Techniques. The Funds use investment techniques that may be considered aggressive. Risks associated with the use of options, forward contracts, swap agreements, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the Funds invest, the Funds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the Funds from limiting losses or realizing gains.

Non-Diversification Risk. The Funds are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a Fund more susceptible to a single economic, political or regulatory event than a "diversified" investment company might be. This risk may be particularly acute with respect to a Fund whose benchmark comprises a small number of stocks or other securities. Related to this, each Fund will encounter its own industry concentration risk, in that it seeks to achieve returns related to a specific index or benchmark. Thus, although a Fund may not invest all of its assets in securities that comprise the index underlying its benchmark--e.g., the Ultra500 Fund may not invest all of its assets in securities of companies that are included in the S&P 500 Index--the Fund's portfolio holdings will be concentrated in a manner similar to how the index underlying its benchmark is concentrated.

Forward Contract Risk. A principal investment strategy of the Funds is to enter into forward contracts and for the Bearish Funds that may be the primary or sole investment strategy. Forward contracts are two party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities or securities or the cash value of the commodities or securities or securities index at an agreed upon date. If a counterparty to forward contract fails to honor its obligations under the forward contract due to insolvency or otherwise, the Fund could suffer significant losses. Forward contracts are entered into with dealers or financial institutions.

Swap Counterparty Risk. A principal investment strategy of the Funds is to enter into swap agreements, and, for the Bearish Funds, that may be the primary or the sole investment strategy. The Funds are subject to credit or performance risk on the amount each Fund expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a Fund will cause the value of the Fund to decrease. Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Operational Risk. There can be no assurances that any Fund will grow to or maintain an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

Volatility Risk. Because each Fund seeks to double, or double the inverse of, the daily performance of its benchmark index, before fees and expenses, it should have twice the volatility of a conventional index fund and twice the potential for loss on a daily basis.

Foreign Securities Risk. Investments in securities of foreign corporations that are included in the Nasdaq-100 may involve risks in addition to the risks associated with domestic securities. Foreign securities are affected by changes in currency rates. Foreign securities also have risks related to economic and political developments abroad. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.

Portfolio Turnover. The portfolio turnover for each Fund is expected to be greater than 100%. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions. [to the extent not attributable to creation and redemption in kind activity].

The investment objective and all other investment policies of each Fund are non-fundamental (including the benchmark of a Fund) and may be changed by the Trustees of the Funds without the approval of shareholders. There can be no assurance that a Fund will achieve its investment objective.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Difference between Market Price and NAV. Individual Shares of the Funds of ProFunds ETF Trust will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProFund Advisors cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, ProFund Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a "bid-ask spread" charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund's investment results are measured based upon the daily NAV of a Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, as they may be amended from time to time.

Precautionary Notes

A Precautionary Note to Retail Investors. The Depositary Trust Company ("DTC"), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of ProFunds ETF Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. PROFUNDS ETF TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a "distribution" of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended ("Securities Act"). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not "underwriters," but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

A Precautionary Note Regarding Unusual Circumstances. ProFunds ETF Trust can postpone payment of redemption proceeds for any period during which (1) the New York Stock Exchange (the "NYSE") is closed other than customary weekend and holiday closings, (2) trading on the NYSE is restricted, as determined by the U.S. Securities and Exchange Commission (the "SEC"), (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of a Fund.

HOW DO I BUY AND SELL SHARES?

Each Fund issues and redeems Shares only in bundles of a specified number. These bundles are known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company ("DTC"), a limited trust company and securities depository that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, that has executed a Participant Agreement with the Funds' distributor ("Distributor"). The Distributor will provide you with a list of Authorized Participants upon request. Because Creation Units likely will cost millions of dollars, it is expected that generally, only institutional investors will purchase and redeem Shares directly with an issuing Fund.

Retail investors may acquire Shares on the secondary market (i.e., not from the issuing Fund) through a broker. Shares of each Fund are listed on the Exchange and publicly traded. For information about acquiring Shares through a secondary market purchase, please contact your broker. If you want to sell Shares of a Fund, you must do so through your broker.

Note: When you buy or sell Shares on the secondary market, your broker may charge you a commission or other transaction charges and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

PURCHASING SHARES DIRECTLY FROM A FUND

You can purchase Shares directly from a Fund only if you meet the following criteria and comply with the following procedures.

Eligible Investors. To purchase Shares directly from a Fund, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant.

Creation Units. You must purchase Shares in large blocks, known as "Creation Units." The number of Shares that comprise a Creation Unit, and the minimum number of Creation Units you must purchase, are as follows:

--------------------------------------------------------------------------------

FUND                          NUMBER OF SHARES IN A UNIT      MINIMUM
PURCHASE
--------------------------------------------------------------------------------

Ultra500 Fund                 50,000                          1 unit
Ultra100 Fund                 50,000                          1 unit
Ultra30 Fund                  50,000                          1 unit
UltraMid-Cap400 Fund          50,000                          1 unit
UltraShort500 Fund            50,000                          1 unit
UltraShort100 Fund            50,000                          1 unit
UltraShort30 Fund             50,000                          1 unit
UltraShortMid-Cap400 Fund     50,000                          1 unit

For any particular Fund, the number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Funds will not issue fractional Creation Units.

PROCEDURES APPLICABLE TO PURCHASE OF BULLISH FUNDS

In-kind Deposits. To purchase Shares directly from a Bullish Fund, you must deposit with the Fund a basket of securities. Each business day, prior to the opening of trading on the Exchange, an agent of the Fund ("Index Receipt Agent") will make available through the NSCC a list of the names and number of shares of each security to be included in that day's creation basket ("Deposit Securities"). The Fund reserves the right to permit or require the substitution of an amount of cash - i.e., a "cash in lieu" amount - to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Clearing Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting.

Balancing Amount. In addition to the in-kind deposit of securities, Authorized Participants will generally have to make a cash payment referred to as the "Balancing Amount." The Balancing Amount is the amount equal to the differential, if any, between the market value of the Deposit Securities and the NAV of the Shares being purchased. The Fund will publish, on a daily basis, information about the previous day's Balancing Amount. The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or in the case of redemptions, the redemption proceeds). This is because the Financial Instruments held by the Funds will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket). The Balancing Amount may fluctuate significantly due to the leveraged nature of the Funds. You also must pay a Transaction Fee, described below, in cash. For custom orders, "cash in lieu" may be added to the Balancing Amount to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Clearing Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting. The Balancing Amount must be paid to the Trust on the next business day following the Transmittal Date.

Placement of Purchase Orders. All purchase orders for Shares must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by the DTC ("Manual Clearing Process") or through an enhanced clearing process ("Enhanced Clearing Process") that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation ("NSCC"). Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below). A purchase order must be received by the Distributor by 4:00 p.m. New York time, if transmitted by mail, or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement, in order to receive that day's closing NAV per Share. A custom order may be placed for one or more whole Creation Units of Shares of a Fund and must be received by the Distributor in proper form no later than 3:00 p.m. New York time in order to receive that day's NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Transaction Fee on Purchases of Creation Units. A fixed Transaction Fee of [$_____] is applicable to each creation transaction, regardless of the number of Creation Units purchased. An additional fee of up to [$_____] (for a total of [$_____]) is imposed on transactions effected through the Manual Clearing Process described above. Investors that elect to substitute cash in lieu of one or more Deposit Securities are subject to an additional charge determined at the discretion of the Fund. The Transaction Fee is paid to the Fund, not to ProFund Advisors or other third party. The fee protects existing shareholders of the Fund from the costs associated with the purchase of Creation Units. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected with the Trust must be effected using the Manual Clearing Process.

PROCEDURES APPLICABLE TO PURCHASE OF BEARISH FUNDS

Although the organizational documents of the Trust and the Funds permit Funds to accept in-kind deposits, the Bearish Funds, which invest primarily in financial instruments such as swap agreements, only accept cash to purchase Creation Units. The purchaser must transfer cash by 3:00 p.m. New York Time in an amount equal to (a) the immediately preceding NAV of a Creation Unit; and (b) the appropriate Transaction Fee. The final purchase price will be determined when the NAV is calculated at the end of such day. Any amounts by which the cash transfer exceeds or is less than the final purchase price of the Creation Unit must be settled the next Business Day following the Transmittal Date by a payment by or to the Trust. Alternatively, the purchaser may make the entire payment on the next Business Day following the Transmittal Date, only if the purchaser satisfies certain creditworthiness criteria established by the Adviser and approved by the Board of Trustees as provided in the Participation Agreement between the Trust and the Authorized Participant.

REDEEMING SHARES DIRECTLY FROM A FUND

The redemption process is essentially the reverse of the purchase process described above. To redeem Shares, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant, and you must tender Shares in Creation Unit-size blocks.

REDEMPTION PROCEDURES APPLICABLE TO BULLISH FUNDS

Redemption Proceeds. Redemption proceeds will be paid in-kind with a basket of securities. In most cases, the basket of securities you receive will be the same as that required of investors purchasing Creation Units on the same day. There will be times, however, when the creation and redemption baskets differ. The composition of the redemption basket will be available through the NSCC. Note:
Each Fund reserves the right to honor a redemption request with a non-conforming redemption basket, with the consent of the redeeming investor.

Balancing Amount. If the NAV of a Creation Unit is higher than the value of the redemption securities, you will receive from the issuing Fund a Balancing Amount in cash. If the NAV of a Creation Unit is lower than the value of the redemption securities, you will be required to pay to the issuing Fund a Balancing Amount in cash. If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

Placement of Redemption Orders. As with purchases, redemptions may be processed either through the DTC process or the Enhanced Clearing Process. A redemption order must be received by the Distributor prior to 4:00 p.m. New York time if transmitted by mail, or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day's Closing NAV per Share. All other procedures set forth in the Participation Agreement must be followed in order for you to receive the NAV determined on that day.

Transaction Fee on Redemption of Creation Units. A fixed Transaction Fee of [$_____] is applicable to each redemption transaction, regardless of the number of Creation Units redeemed. An additional fee of up to [$_____] (for a total of [$_____]) may be imposed on transactions effected through the DTC clearing process. An investor may request a redemption in cash which the Bullish Fund may, in its sole discretion, permit. Investors that elect to receive cash in lieu of one or more securities in the redemption basket are subject to an additional charge determined at the discretion of the Fund. The Transaction Fee is paid to the Fund, not to ProFund Advisors or other third party. It protects existing shareholders of the Fund from the expenses associated with the redemption of Creation Units.

REDEMPTION PROCEDURES APPLICABLE TO BEARISH FUNDS

Redemption Proceeds.  Redemption proceeds will be paid in cash.

Placement of Redemption Orders. As with purchases, redemptions may be processed either through the DTC process or the Enhanced Clearing Process. A redemption order must be received by the Distributor prior to 4:00 p.m. New York time if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day's Closing NAV per Share. All other procedures set forth in the Participation Agreement must be followed in order for you to receive the NAV determined on that day.

Transaction Fee on Redemption of Creation Units. A fixed Transaction Fee of [$_____] is applicable to each redemption transaction, regardless of the number of Creation Units redeemed. An additional fee of up to [$_____] (for a total of [$_____]) may be imposed on transactions effected through the DTC clearing process. The Transaction Fee is paid to the Fund, not to ProFund Advisors or other third party. It protects existing shareholders of the Fund from the expenses associated with the redemption of Creation Units.

DIVIDEND REINVESTMENT SERVICE

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the same Fund. Without his service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.

DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), if any, as well as any capital gains, if any, realized from the sale of its holdings. As a shareholder, you are entitled to your share of the Fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends primarily come from the dividends that the Fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains may be realized when the fund sells securities. Capital gains maybe either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.

DETERMINATION OF NAV

NAV per Share of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV.

The NAV of each Fund is calculated by the Fund Accounting Agent and determined each business day at the close of regular trading of the NYSE (ordinarily 4:00 p.m. New York time).

Securities and other assets are generally valued at their market value. When a market price is not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of the Funds' Board of Trustees. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Funds sold them. See the Statement of Additional Information for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated in 2002: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the exchange or market on which a Fund's investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. [Creation/redemption transaction order time cutoffs would also be accelerated.]

BASIC TAX POINTS

Taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Shares.

- Distribution declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

- Any dividends and short-term capital gain distributions that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you have owned your Shares.

- Capital gains distributions may vary considerably from year to year as a result of the funds' normal investment activities and cash flows.

- A sale of Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Shares, may be subject to state and local income taxes.

- If you are not a citizen or a permanent resident of the United States, or if you are a foreign entity, any dividends and short term capital gains that you receive will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

- Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

- By law, the Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rates are currently: 30% during 2002-2003; 29% during 2004-2005; 28% during 2006-2010; and 31% 2011 and thereafter.

In addition, taxable investors who purchase or redeem Creation Units should be aware of the following additional basic tax points:

- A person who exchanges equity securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Balancing Amount paid.

- A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, the Internal Revenue Service may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales" or on the basis that there has been no significant change in economic position.

Note: This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund's tax consequences for you.

MANAGEMENT OF PROFUNDS ETF TRUST

Board of Trustees and Officers. The Board of Trustees of ProFunds ETF Trust is responsible for the general supervision of all of the Funds. The officers of ProFunds ETF Trust are responsible for the day-to-day operations of the Funds.

Investment Advisor. ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment advisor to all of the Funds and provides investment advice and management services to the Funds. ProFund Advisors oversees the investment and reinvestment of the assets in each Fund. It is entitled to receive fees equal to _____ of the average daily net assets of each Fund.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since April 1997, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R) Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over

13 years, most recently as a partner in a Washington, D.C. based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.)

Louis M. Mayberg, President of ProFund Advisors LLC since April 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC since April 1997, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at University of Kentucky.

Each Fund is managed by an investment team chaired by Dr. Seale.

OTHER SERVICE PROVIDERS

[SEI Investments, located at ___________, serves as the Funds' distributor. JP Morgan Chase, located at __________, serves as the Funds' custodian and transfer agent.]

ProFunds ETF Trust
7501 Wisconsin Avenue, Suite 1000
Bethesda, Maryland 20814


FOR MORE INFORMATION

If you'd like more information about ProFunds ETF Trust or any of its Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the issuing funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI for the issuing fund provides additional information about ProFunds ETF Trust, the Funds and their Shares.

The current annual and semi-annual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semi-annual report or the SAI, or to request additional information about ProFunds ETF Trust, the Funds and Shares or to make shareholder inquiries. please contact us as follows:

PROFUNDS ETF TRUST
7501 Wisconsin Avenue
Suite 1000
Bethesda, Maryland  20814

TELEPHONE:
[insert SEI phone number]

WORLD WIDE WEB:
WWW.____________.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the issuing funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act file Number: 811-21114

(C) 2002 ProFund Advisors LLC. All rights reserved.

                               PROFUNDS ETF TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                        7501 WISCONSIN AVENUE, SUITE 1000
                            BETHESDA, MARYLAND 20814

                              PHONE: (240) 497-6400

This Statement of Additional Information describes ProFunds ETF Trust, a Delaware business trust ("Trust") comprised of the following portfolios (each a "Fund"): Ultra500 Fund, Ultra100 Fund, Ultra30 Fund, UltraMidCap400 Fund, UltraShort500 Fund, UltraShort100 Fund, UltraShort30 Fund and
UltraShortMid-Cap400 Fund.

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of ProFunds ETF Trust, dated ______, 2002 which incorporates this Statement of Additional Information by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus is available, without charge, upon request to the address above or by telephone at the numbers above.

The date of this Statement of Additional Information is dated ______, 2002.

PAGE

PROFUNDS ETF TRUST
INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS
SPECIAL CONSIDERATIONS
INVESTMENT RESTRICTIONS
PORTFOLIO TRANSACTIONS AND BROKERAGE
MANAGEMENT OF THE PROFUNDS ETF TRUST
COSTS AND EXPENSES
ADDITIONAL INFORMATION CONCERNING SHARES
CAPITALIZATION
PURCHASE AND REDEMPTION OF SHARES
TAXATION
PERFORMANCE INFORMATION
OTHER INFORMATION
FINANCIAL STATEMENTS

PROFUNDS ETF TRUST

The Trust is a Delaware business trust and registered investment company comprised of the following Funds:

Bullish Funds

     Ultra500 Fund
     Ultra100 Fund
     Ultra30 Fund
     UltraMid-Cap400 Fund

Bearish Funds

     UltraShort500 Fund
     UltraShort100 Fund
     UltraShort30 Fund
     UltraShortMid-Cap400 Fund

Other Funds may be added in the future. Each of the Funds is registered as a non-diversified managed investment company.

The shares of each Fund ("Shares") will be listed on a national securities exchange ("Exchange"). The Shares will trade on the Exchange at market prices that may differ to some degree from the Shares' net asset values. Each Fund issues and redeems Shares on a continuous basis at net asset value in large, specified numbers of Shares called "Creation Units." Creation Units of the Bullish Funds are issued and redeemed principally in-kind for securities included in the relevant underlying index. Creation Units of the Bearish Funds are purchased and redeemed in cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

Reference is made to the Prospectus for a discussion of the investment objectives and policies of the Funds. In addition, set forth below is further information relating to the Funds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the Funds by ProFund Advisors LLC ("ProFund Advisors"), a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland.

The investment restrictions of the Funds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended ("Investment Company Act"). The investment objectives and all other investment policies of the Funds not specified as fundamental (including the benchmarks of the Funds) may be changed by the Trustees of the Funds without the approval of shareholders.

The investment strategies of the Funds discussed below, and as discussed in the Prospectus, may be used by a Fund if, in the opinion of ProFund Advisors, these strategies will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas without changing the Fund's fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

A Fund may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a Fund may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a Fund will achieve its objective.

Fundamental securities analysis is not used by ProFund Advisors in seeking to correlate with the Funds' respective benchmarks. Rather, ProFund Advisors primarily uses a mathematical approach to determine the investments a Fund makes and techniques it employs. While ProFund Advisors attempts to minimize any "tracking error," certain factors will tend to cause a Fund's investment results to vary from a perfect correlation to its benchmark. See "Special Considerations."

Additional information concerning the characteristics of the investments of the Funds is set forth below.

Exchange Listing and Trading. The Shares of each Fund are listed for trading on the Exchange. Shares (redeemable only when aggregated in Creation Units) trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met. In addition, the Exchange may remove the Shares from listing and trading upon termination of the Trust.

As in the case of other stocks traded on an Exchange, the brokers' commission on transactions will be based on negotiated commission rates at customary levels for retail customers and rates.

In order to provide current Share pricing information, the Exchange disseminates an updated "Indicative Intra-Day Value" ("IIV") for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs, and makes no warranty as to the accuracy of the IIVs. IIVs are disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The AMEX will calculate the IIV throughout the trading day for all such Funds
(i) calculating the current value of all Equity Securities held by a Fund based on the last sale prices, (ii) calculating the estimated amount of the value of Money Market Instruments held in the Fund's Porfolio ("Estimated Cash"), (iii) retrieving the prior day's Balancing Amount, (iv) adding the foregoing three amounts together to arrive at a value and then (v) dividing the resulting value by the total shares outstanding in order to obtain the estimated current value of a Creation Unit on a per ETS basis.

The Amex will calculate the IIV throughout the trading day for each such Fund by
(i) calculating the current value of all Equity Securities held by a Fund, (ii) calculating the Estimated Cash, (iii) retrieving the prior day's Balancing Amount, (iv) calculating the marked-to-market gains or losses from the Fund's total return swap exposure based on the Underlying Index percentage change, the swap costs determined by the daily imbedded weighted interest rate and the notional value of the swap contracts, if any, (v) calculating the marked-to-market gains or losses of the futures contracts and other Financial Instruments held by the Fund, if any, (vi) adding the current value of Equity Securities, the prior day's Balancing Amount, the Estimated Cash, the marked-to-market gains/losses from swaps and the futures contracts and other Financial Instruments, to arrive at a value and (vii) dividing that value by the total shares outstanding to obtain current IIV.

The AMEX will calculate the IIV throughout the trading day for each such Fund by
(i) calculating the Estimated Cash; (ii) retrieving the prior day's Balancing Amount, (iii) calculating the marked-to-market gains/losses of swaps, futures and other Financial Instruments held by the Fund in a manner described above,
(iv) adding the Estimated Cash, the prior day's Balancing Amount and the marked-to-market gains or losses of the Financial Instrument to arrive at a value and dividing that value by the total shares outstanding to obtain current IIV.

Equity Securities. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Foreign Securities. Each Fund may invest in securities of foreign issuers ("foreign securities"). These securities involve certain risks. These include the risk that an investment in a foreign issuer could be adversely effected as a result of a decline in value of the local currency versus the dollar. There is also the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

Futures Contracts. The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the Fund's loss from an unhedged short position in futures contracts is potentially unlimited. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the Commodity Futures Trading Commission ("CFTC").

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may enter into an offsetting position or segregate with its custodian bank (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

The Funds may purchase and sell futures contracts only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the CFTC ("CFTC Regulations"), under which each of these Funds would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

The Funds will cover their positions when they write a futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Forward contracts. A principal investment strategy of the Funds is to enter into Forward Contracts, and for the Bearish Funds, that may be the primary or sole investment strategy. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing these stocks, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contracts. Obligations under forward contracts so covered will not be considered senior securities for purposes of a Fund's investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any forward contract unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor.

Swap Agreements. A principal investment strategy of the Funds is to enter into swap agreements, and, for the Bearish Funds, that may be the sole investment strategy (along with selling securities short). The Funds may enter into equity, equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Funds' illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's right as a creditor.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long sweep, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be segregated by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that transactions do not constitute senior securities within the meaning of the Investment Company Act of 1940, as amended ("Investment Company Act"), and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Short Sales. The Funds may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will cover its position with an offsetting position or segregate cash or liquid instruments at such a level that the segregated amount plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

Depository Receipts. Each Fund may invest in ADRs. For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Funds can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depository Receipts ("GDRs"). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

U.S. Government Securities. Each Fund and the Portfolio also may invest in U.S. government securities in pursuit of their investment objectives, as "cover" for the investment techniques these Funds employ, or for liquidity purposes.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund's portfolio investments in these securities.

Repurchase Agreements. Each of the Funds may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements.

These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by ProFund Advisors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the Fund, amounts to more than 15% of the Fund's total net assets. The investments of each of the Funds in repurchase agreements at times may be substantial when, in the view of ProFund Advisors, liquidity, investment, regulatory, or other considerations so warrant.

Cash Reserves. To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each Fund may temporarily invest all or part of the Fund's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

Reverse Repurchase Agreements. The Funds may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to the Fund's advantage to do so. The Fund will segregate with their custodian bank cash or liquid instruments equal in value to the Fund's obligations in respect of reverse repurchase agreements.

Borrowing. The Funds may borrow money for cash management purposes or investment purposes. Each of the Funds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the Investment Company Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as ProFund Advisors deems appropriate in connection with any borrowings.

Lending of Portfolio Securities. Subject to the investment restrictions set forth below, a Fund may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend more than 33 1/3% of the value of the Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

When-Issued and Delayed-Delivery Securities. Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. Each Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Trust will segregate with the Trust's custodian bank cash or liquid instruments equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed delivery basis.

Investments in Other Investment Companies. The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Illiquid Securities. While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("Securities Act"), but which can be sold to qualified institutional buyers under Rule 144A under the Securities Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission ("Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when ProFund Advisors considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of Funds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to ProFund Advisors. It is not possible to predict with assurance exactly how the market for

Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund's liquidity.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be greater than 100%. The overall reasonableness of brokerage commissions is evaluated by ProFund Advisors based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

SPECIAL CONSIDERATIONS

To the extent discussed above and in the prospectus, the Funds present certain risks, some of which are further described below.

Tracking Error. [Let's discuss this paragraph] While the Funds do not expect that their returns over a year will deviate adversely from their respective benchmarks, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a Fund's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) less than all of the securities in the benchmark being held by a Fund and securities not included in the benchmark being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund's share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. While a close correlation of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Leverage. Each Fund intends to regularly use leveraged investment techniques in pursuing their investment objectives. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the amount the Fund has invested. Leverage creates the potential for greater gains to shareholders of these Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these Funds' Shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund's total return to shareholders. If these Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

Non-Diversified Status. Each Fund is a "non-diversified" series. A Fund is considered "non-diversified" because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A Fund's classification as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act. Each Fund, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended ("Code"), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the "diversified" investment companies under the Investment Company Act.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding Shares of the Fund, as that term is defined in the Investment Company Act. The term "majority" is defined in the Investment Company Act as the lesser of: (i) 67% or more of the Shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding Shares of the series. (All policies of a Fund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the Fund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A Fund may not:

     1.  Make investments for the purpose of exercising control or management.

     2. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

     3. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

     4. Issue senior securities to the extent such issuance would violate applicable law.

     5. Borrow money, except that the Fund (i) may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     6. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the Securities Act, in selling portfolio securities.

     7. Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

No Fund will concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that a Fund will concentrate to approximately the same extent that its underlying Index concentrates in the stocks of such particular industry or industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, ProFund Advisors is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. ProFund Advisors expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the Investment Company Act, the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), and the rules and regulations thereunder. ProFund Advisors may serve as an investment manager to a number of clients, including other investment companies. It is the practice of ProFund Advisors to cause purchase and sale transactions to be allocated among the Funds and others whose assets ProFund Advisors manages in such manner as ProFund Advisors deems equitable. The main factors considered by ProFund Advisors in making such allocations among the Funds and other client accounts of ProFund Advisors are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for a Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and ProFund Advisors from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, ProFund Advisors relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund's policies, ProFund Advisors effects transactions with those brokers and dealers who ProFund Advisors believes provide the most favorable prices and are capable of providing efficient executions. If ProFund Advisors believes such prices and executions are obtainable from more than one broker or dealer, ProFund Advisors may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or ProFund Advisors. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of ProFund Advisors, for the additional services.

The information and services received by ProFund Advisors from brokers and dealers may be of benefit to ProFund Advisors in the management of accounts of some of ProFund Advisors' other clients and may not in all cases benefit a Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by ProFund Advisors and thereby reduce ProFund Advisors' expenses, this information and these services are of indeterminable value and the management fee paid to ProFund Advisors is not reduced by any amount that may be attributable to the value of such information and services.

Subject to the requirements of best execution, ProFund Advisors may consider sales of Trust Shares as a factor in the selection of broker-dealers to execute portfolio transactions.

Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. Each Fund will be deemed to have received and accepted a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order. Customer orders will be priced at a Fund's net asset value next computed after they are received from an authorized broker or the broker's authorized designee and accepted by the Fund.

MANAGEMENT OF PROFUNDS ETF TRUST

Trustees and Officers

The Trust's officers, under the supervision of the Board of Trustees, manage the day-to-day operations of the Trust. The Trustees set broad policies for the Trust and choose its officers. _________ Trustees and all of the officers of the Trust are directors, officers or employees of ProFund Advisors. The other Trustees are not "Interested Persons" as defined under Section 2(a)(19) of the Investment Company Act, as amended ("Non-Interested Trustees"). Trustees and officers of the Trust are also directors and officers of some or all of the funds in the Fund Complex. The Fund Complex includes all funds advised by ProFund Advisors and any funds that have an investment adviser that is an affiliated person of ProFund Advisors.

The Non-Interested Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Non-Interested Trustee and other directorships, if any, held by the Trustee, are shown below.

Non-Interested Trustees

-----------------------------------------------------------------------------------------------------------------
                                                                               Number of
                                           Term of                             Portfolios in
                           Position(s)     Office and    Principal             Fund Complex    Other
Name, Age and Address of   Held with       Length of     Occupation(s)         Overseen by     Directorships Held
Non-Interested Trustee     Registrant      Time Served*  During Past 5 Years   Trustee         by Trustee
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

___________________
* Each Trustee serves an indefinite term, until his or her successor is elected.

The Interested Trustees and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Interested Trustee and the other directorships, if any, held by the Trustee, are shown below.

Interested Trustees

----------------------------------------------------------------------------------------------
                                                               Number of
                                Term of                        Portfolios in
Name, Age and                   Office and   Principal         Fund            Other
Address of        Position(s)   Length of    Occupation(s)     Complex         Directorships
Management        Held with     Time         During Past 5     Overseen by     Held by
Trustee           Registrant    Served*      Years             Trustee         Trustee
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

_________________
* Each Trustee serves an indefinite term, until his or her successor is elected.

Officers

--------------------------------------------------------------------------------

Name, Age and           Position(s)                     Principal
Address of Executive    Held with      Length of Time   Occupation(s)
Officer                 Registrant     Served           During Past 5 Years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee as of the date of this Statement of Additional Information, is shown below.

--------------------------------------------------------------------------------
                                                  Aggregate Dollar Range of
                                                  Equity Securities in All
                                                  Registered Investment
                    ______________, 2002          Companies Overseen by
                    Dollar Range of Equity        Trustee in Family of
Name of Trustee     Securities in the Trust       Investment Companies
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

As to each Non-Interested Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Trust.

Committees

The Board of Trustees of the Trust has an Audit Committee. The Audit Committee is composed entirely of Non-Interested Trustees. Currently, the Audit Committee is composed of Messrs.________________. The Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of independent accounts and reviews with the independent accounts the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust's financial operations.

Compensation of Trustees and Officers

The Trust, [together with other funds in the Fund Complex advised by ProFund Advisors for which a Trustee serves as director or trustee] pays each Non-Interested Trustee $--- for attendance at each regular meeting of the Board of Trustees and $--- for attendance at each special meeting of the Board of Trustees. Trustees who are also officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Trust's officers and employees are paid by ProFund Advisors or its agents.

The Trust does not accrue pension or retirement benefits as part of the Fund's expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

The following table shows aggregate compensation estimated to be paid to the Trust's Trustees by the Fund annually and paid by the Fund Complex [for the fiscal year ending December 31, 2002.]

COMPENSATION TABLE

--------------------------------------------------------------------

                  Estimated          Total Compensation from
                  Aggregate          Fund
                  Compensation       and Fund Complex
Name of Person    from Fund*         Payable to Trustees
--------------------------------------------------------------------

--------------------------------------------------------------------

--------------------------------------------------------------------

--------------------------------------------------------------------

--------------------------------------------------------------------

--------------------------------------------------------------------

--------------------------------------------------------------------

--------------------------------------------------------------------

--------------------------------------------------------------------

--------------------------------------------------------------------

____________________
* Assumes that four (4) meetings of the Board of Trustees of the Funds were held during previous calendar year.

INVESTMENT ADVISOR

ProFund Advisors LLC. Under an investment advisory agreement between ProFund Advisors and the Trust, on behalf of each Fund, dated ____________, 2002 ("Agreement" or "Advisory Agreement"), each Fund pays ProFund Advisors a fee at an annualized rate, based on its average daily net assets, of ____%. ProFund Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. ProFund Advisors bears all costs associated with providing these advisory services. ProFund Advisors may waive fees, reimburse expenses or otherwise contribute assets to a Fund, which may affect performance. ProFund Advisors, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds' Shares. The address of ProFund Advisors is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

Codes of Ethics. The Trust, ProFund Advisors, and [ ] ("Distributor") each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, ProFund Advisors, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a Fund.

OTHER SERVICE PROVIDERS

Administrator, Transfer Agent, and Fund Accounting Agent. [ ] acts as Administrator to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator also maintains the shareholder account records for the Funds, distributes dividends and distributions payable by the Funds, and produces statements with respect to account activity for the Funds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement.

[ProFund Advisors, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the Funds. For these services, the Funds will pay to ProFund Advisors a fee at the annual rate of _____ of its average daily net assets for all of the Funds.]

Custodian. [ ] acts as custodian to the Funds. [Address]

Independent Accountants. [ ] serves as independent auditors to the Funds. [ ] provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. [Address]

Legal Counsel. Mayer, Brown, Rowe & Maw, 1675 Broadway, New York, NY 10019-5820 serves as counsel to the Funds.

DISTRIBUTOR

[ ] serves as the distributor and principal underwriter in all fifty states and the District of Columbia. Its address is:____________________. The Distributor has no role in determining the investment policies of the Trust or any of the Funds, or which securities are to be purchased or sold by the Trust or any of the Funds.

Distribution and Service Plan. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described above under "Purchase and Issuance of Shares in Creation Units." Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act and a member of the National Association of Securities Dealers, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board of Trustees has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisors ("Authorized Firms") up to ___%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to ____% (on an annual basis) of the average daily net assets of the Shares of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Funds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements, voted to adopt the Distribution and Service Plan and Distribution and Service Agreements at a meeting called for the purpose of voting on such Distribution and Service Plan and Distribution and Service Agreements on ____________, 2002. The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days' written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees' quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by ProFund Advisors or the Administrator. Fund expenses include: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest. ProFunds ETF Trust ("Trust") is a Delaware business trust and registered investment company. The Trust was organized on May 29, 2002, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series of common stock and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Trust Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series or class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Declaration of Trust confers upon the Board of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds' shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any Funds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the Funds itself would not be able to meet the Trust's obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System. The Depository Trust Company ("DTC") acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code, and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the American Stock Exchange LLC and the National Association of Securities Dealers, Inc. Access to the

DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants"). DTC agrees with and represents to its Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. The following table sets forth the number of Shares of a Fund that constitute a Creation Unit for each Fund and the value of such Creation Unit as of the date of this Statement of Additional Information:

     Value Per
     Shares Per Creation
     Fund Creation Unit                      Unit ($U.S.)
     ---------------------------------------------------------
     Ultra500 Fund                             $
     Ultra100 Fund                             $
     Ultra30 Fund                              $
     UltraMid-Cap400 Fund                      $
     UltraShort500 Fund                        $
     UltraShort100 Fund                        $
     UltraShort30 Fund                         $
     UltraShortMid-Cap400 Fund                 $

See "Purchase and Issuance of Shares in Creation Units" and "Redemption of Shares in Creation Units" below. The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund of the Trust, and to make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Purchase and Issuance of Creation Units. The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the New York Stock Exchange is open for business.

Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor ("Authorized Participant"). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Shares an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of the current Authorized Participants may be obtained from the Distributor.

Portfolio Deposit (Bullish Funds only). The consideration for purchase of a Creation Unit of Shares of a Bullish Fund generally consists of the in-kind deposit of a designated portfolio of equity securities ("Deposit Securities") constituting a representation of the benchmark index for the Bullish Fund, the Balancing Amount, and the appropriate transaction fee (collectively, the "Portfolio Deposit"). The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Basket and the NAV of the Creation Units being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

ProFund Advisors makes available through the National Securities Clearing Corporation ("NSCC") on each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Bullish Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Bullish Fund until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by ProFund Advisors with a view to the investment objective of the Bullish Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to ProFund Advisors on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Bullish Fund, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Shares of each Bullish Fund, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. The Participation Agreement will permit the Trust to buy the missing Deposit Securities any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Cash Deposit (Bearish Funds only). Creation Units of the Bearish Funds will be sold only for cash ("Cash Component"). Creation Units are sold at their net asset value, plus a transaction fee, as described below.

Purchases through the Clearing Process. An Authorized Participant may place an order to purchase (or redeem) Creation Units of either (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the "Clearing Process," or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant's purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Cash Component (for the Bullish Funds), or the Cash Component (for the Bearish Funds) to the Trust, together with such additional information as may be required by the Distributor. A purchase order must be received by the Distributor at 4:00 p.m. New York time if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day's Closing NAV per Share.

Purchases Outside the Clearing Process. An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. Purchases (and redemptions) of Creation Units cleared outside the Clearing Process will be subject to a higher Transaction Fee than those cleared through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component (for the Bullish Funds), or of Cash Component only (for the Bearish Funds).

Rejection of Purchase Orders. The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if
(a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) for the Bullish Funds only, the Deposit Securities delivered are not as specified by ProFund Advisors, as described above; (c) for the Bullish Funds only, acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (d) for the Bullish Funds only, the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (e) for the Bullish Funds only, the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or ProFund Advisors, have an adverse effect on the Trust or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Trust, the Distributor and ProFund Advisors make it for all practical purposes impossible to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

Purchase Transaction Fees Applicable to Purchases of Shares of the Bullish Funds. A purchase transaction fee payable to the Trust is imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of Shares. Purchasers of Creation Units of Bullish Funds for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust . The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust.

Fund                    Purchases     Purchases Outside      Maximum
                        Through the   the Clearing Process   Additional Variable
                        Clearing                             Charge for Cash
                        Process                              Purchases

Ultra500 Fund           $             $                      %
Ultra100 Fund           $             $                      %
Ultra30 Fund            $             $                      %
UltraMid-Cap400 Fund    $             $                      %

Purchase Transaction Fees Applicable to Purchase of Shares of the Bearish Funds. A purchase transaction fee is imposed as set forth in the table below. This table is subject to revision from time to time.

      Fund                                            Purchase Transaction
                                                      Fees
      UltraShort500 Fund                              $
      UltraShort100 Fund                              $
      UltraShort30 Fund                               $
      UltraShortMid-Cap400 Fund                       $

See "Distribution and Service Plan" herein for additional information concerning the distribution arrangements for Shares.

Redemption of Creation Units. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Distributor and only on a day on which the Exchange is open for trading. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Fund Securities (Bullish Funds only). With respect to each Bullish Fund, ProFund Advisors makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit generally consist of Fund Securities as announced by ProFund Advisors through the NSCC on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund. The redemption transaction fee described below is deducted from such redemption proceeds.

Cash Redemption Amount (Bearish Funds only). The redemption proceeds for a Creation Unit of a Bearish Fund will consist solely of cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption transaction fee described below ("Cash Redemption Amount"). The redemption transaction fee described below is deducted from such redemption proceeds.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order must be received by the Distributor prior to 4:00 p.m. New York time if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day's closing NAV per share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The requisite Fund Securities and the Balancing Amount (for the Bullish Funds) or the Cash Redemption Amount (for the Bearish Funds) will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of Funds to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. A redemption order must be received by the Distributor prior to 4:00 p.m. New York time if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day's closing NAV per share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., New York time, on the next Business Day following such Transmittal Date ("DTC Cut-Off Time"); and
(iii) all other procedures set forth in the Participant Agreement must be properly followed.

After the [Transfer Agent] has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (for the Bullish Funds only) which are expected to be delivered within three Business Days and the Cash Redemption Amount (for all Funds) by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

Redemptions in Cash. For Bullish Funds, if it is not possible to effect deliveries of the Fund Securities, the Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Bullish Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

For Bearish Funds, all redemptions will be in cash. While there will be a redemption transaction fee, there will be no additional charge to offset the Fund's brokerage and other transaction costs associated with liquidating assets of the Fund in order to provide cash to the redeeming shareholder.

Redemption Transaction Fees Applicable to Redemption of Shares of the Bullish Funds. A redemption transaction fee payable to the Trust is imposed to offset transfer and other transaction costs that may be incurred by the relevant Bullish Fund, including market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Fund Securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

     Fund                   Redemptions    Redemptions        Maximum
                            Through The    Outside of the     Additional
                            Clearing       Clearing           Variable Charge
                            Process        Process            for Cash
                                                              Redemptions*
     Ultra500 Fund          $              $                  %
     Ultra100 Fund          $              $                  %
     Ultra30 Fund           $              $                  %
     UltraMid-Cap400 Fund   $              $                  %


Redemption Transaction Fees Applicable to Redemption of Shares of the Bearish Funds. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Bearish Fund including market impact expenses relating to disposing of portfolio securities.

     Fund                                           Redemption Transaction Fee

     UltraShort500 Fund                             $
     UltraShort100 Fund                             $
     UltraShort30 Fund                              $
     UltraShortMid-Cap400 Fund                      $

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINING NET ASSET VALUE

Net asset value per share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is determined as of the close of the regular trading session on the New York Stock Exchange, Inc. ("NYSE") (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open. The Trust may establish additional times for the computation of net asset value of one or more Funds in the future in connection with the possible future trading of Shares of such Funds on one or more foreign exchanges.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the Securities Act depends upon all the facts and circumstances pertaining to that person's activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker- dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. The Trust has, however, applied to the Securities and Exchange Commission for an exemption from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. If the SEC grants the Trust this relief, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund's prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to "upstairs" transactions.

TAXATION

Overview. Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund's Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund's Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Dividends out of net ordinary income and distribution of net short-term capital gains are taxable to the recipient U.S. shareholders as ordinary income, whether received in cash or reinvested in a Fund's Shares. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

The excess of net long-term capital gains over the net short-term capital losses realized and distributed by a Fund to its U.S. shareholders as capital gains distributions is taxable to the shareholders as gain from the sale of a capital asset held for more than one year, regardless of the length of time a shareholder has held the Fund Shares. If a shareholder holds a Fund's Shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the Fund's Shares will be long-term loss to the extent of such distribution.

The amount of an income dividend or capital gains distribution declared by a Fund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

Any dividend or distribution paid by a Fund has the effect of reducing the Fund's net asset value per share. Investors should be careful to consider the tax effect of buying Shares shortly before a distribution by a Fund. The price of Shares purchased at that time will include the amount of the forthcoming distribution, but the distribution will be taxable to the shareholder.

A dividend or capital gains distribution with respect to Shares of a Fund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

Shareholders will be advised annually as to the federal tax status of dividends and capital gains distribution made by the Funds for the preceding year. Distributions by Funds generally will be subject to state and local taxes.

Each of the Funds intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

As a RIC, a Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Futures and Foreign Currency Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." (The Funds do not intend to invest or trade in options.) Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in futures and forward contracts undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Passive Foreign Investment Companies. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund Shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, whether paid in cash or in Shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the Fund's Shares. Capital gains dividends are not eligible for the dividends received deduction.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the net asset value of the Shares received.

If the net asset value of Shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying Shares of a Fund just prior to a distribution. The price of Shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder's address of record, Funds will change the distribution option so that all distributions are automatically reinvested in additional Shares. Funds will not pay interest on uncashed distribution checks.

Disposition of Shares. Upon a redemption, sale or exchange of Shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the Shares. A gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder's hands and generally will be long-term, mid-term or short-term, depending upon the shareholder's holding period for the Shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the Shares are disposed of. In such a case the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund's Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such Shares.

Backup Withholding. Each Fund may be required to withhold federal income tax ("backup withholding") from dividends paid, capital gains distributions, and redemption proceeds to shareholders. The backup withholding rate is the fourth lowest tax rate applicable to an unmarried individual, which is 30.0% in 2002 and 2003. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

Equalization Accounting. Each Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the Fund's Shares; the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. Investors who purchase Shares shortly before the record date of a distribution will pay the full price for the Shares and then receive some portion of the price back as a taxable distribution.

PERFORMANCE INFORMATION

Total Return Calculations. From time to time, each of the Funds may advertise its historical performance. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

Before-Tax Performance. All pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge (if any), for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and, in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of Fund Shares. The calculation of after-tax performance assumes the highest individual marginal federal income tax rates currently in effect. The impact of taxes on the Funds' distributions corresponds to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gains distribution rate for short-term capital gains distributions, and long-term capital gains distribution rate for long-term capital gains distributions). State, local or federal alternative minimum taxes are not taken into account, and the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Comparisons of Investment Performance. Performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a Fund, comparisons of the performance information of the Fund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a Fund's investment performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each Fund also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others.

Further information about the performance of the Funds will be contained in the Funds' annual reports to shareholders, which may be obtained without charge by writing to the Funds at the address or telephoning the Funds at the telephone number set forth on the cover page of this Statement of Additional Information.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or NASDAQ Stock Markets, Inc. ("NASDAQ"). S&P and NASDAQ make no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index(R) or NASDAQ 100 Index(TM) to track general stock market performance. S&P's and NASDAQ's only relationship to the Funds ("Licensee") is the licensing of certain trademarks and trade names of S&P and NASDAQ. S&P and NASDAQ have no obligation to take the needs of the Licensee or owners of the Shares of the Funds into consideration in determining, composing or calculating the S&P 500 Index(R) and NASDAQ 100 Index(TM), respectively. S&P and NASDAQ are not responsible for and have not participated in the determination or calculation of the equation by which the Shares of Funds are to be converted into cash. S&P and NASDAQ have no obligation or liability in connection with the administration, marketing or trading of Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"Dow Jones" is a service mark of Dow Jones & Company, Inc.

Dow Jones does not:

    .    Sponsor, endorse, sell or promote the Funds.

..  Recommend that any person invest in the Funds or any other securities.

.. Have any responsibility or liability for or make any decisions about timing, amount or pricing of the Funds.

.. Have any responsibility or liability for the administration, management or marketing of the Funds.

.. Consider the needs of the Funds or the owners of the Funds in determining, composing or calculating the Dow Jones indices or have any obligation to do so.

..  Dow Jones will not have any liability in connection with the Funds.
   Specifically,

   . Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:
   . The results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of the Dow Jones sector indices and the data included in the Dow Jones indices;
   .  The accuracy or completeness of the Dow Jones indices and its data;
   . The merchantability and the fitness for a particular purpose or use of the Dow Jones indices and its data:
   . Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones indices or its data;
   . Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.|List Bullet 3|ZZMPTAG|

FINANCIAL STATEMENTS

Report of Independent Accountants

To the Shareholders and Board of Trustees of ProFunds ETF Trust

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of ProFunds ETF Trust ("Trust") at ____________, 2002, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

Cash ......................................  $    100,000

Total Assets ..............................       100,000
                                             ------------

LIABILITIES:

Total Liabilities                                       0

NET ASSETS ................................  $    100,000

Net assets consist of:

Paid-in Capital                              $    100,000
                                             ------------


NET ASSETS: ...............................  $    100,000

Shares outstanding:                                [_____]

NET ASSET VALUE:                             $     [_____]

See Notes to Statement of Assets and Liabilities

NOTE 1: Organization

ProFunds ETF Trust ("Trust") is organized as a Delaware business trust pursuant to a Declaration of Trust dated ____________, 2002, and has had no operations as of the date hereof other than matters relating to its organization and registration as an investment company under the Investment Company Act, the registration of its securities under the Securities Act and the sale and issuance of [10,000] shares of beneficial interest of __________ ("Fund"), a series of the Trust, to ____________ ("Distributor").

The Trust currently offers eight funds: Ultra500 Fund, Ultra100 Fund, Ultra30 Fund, UltraMid-Cap400 Fund, UltraShort500 Fund, UltraShort100 Fund, UltraShort30 Fund and UltraShortMid-Cap400 Fund (collectively, "Funds").

NOTE 2: Significant Accounting Policies

Use of Estimates - The preparation of this financial statement in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of this financial statement. Actual results could differ from those estimates.

Federal Income Taxes - The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

NOTE 3: Investment Advisory and Other Agreements

ProFund Advisors serves as investment advisor and provides investment guidance and policy direction to the Funds. For its services to the Funds, ProFund Advisors will receive an annual management fee based on __% of each Fund's average daily net assets. The management fee covers all expenses of the Fund except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, registration fees based on a percentage of net sales and extraordinary expenses.

____________ (" ") serves as Administrator, Custodian and Transfer Agent for the Funds. As compensation for its services, ( ) receives a fee that is accrued daily and paid monthly, based on each Fund's average daily net assets. ____________ serves as the Fund's principal underwriter and Distributor of the shares of the Fund, pursuant to a Distribution Agreement. The Distribution Agreement will continue for [two] years from its effective date and is renewable thereafter. The Distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act and a member of the National Association of Securities Dealers, Inc. The Distributor has no role in determining the investment policies of the Funds or determining which securities are to be purchased or sold by the Funds. Expenses related to the organization and initial registration of the Trust will be borne by ProFund Advisors LLC.

                               ProFunds ETF Trust

                            PART C. OTHER INFORMATION

Item. 23.  Exhibits

        (a)

        (1) Certificate of Trust of the Registrant (incorporated herein by reference to Initial Registration Statement filed on June 5,2002).

        (2) Form of Declaration of Trust of the Registrant (incorporated herein by reference to Initial Registration Statement filed on June 5,2002).

        (b)   By-laws of the Registrant - To be filed by amendment.

        (c)   Not applicable.

        (d)

        (1) Investment Advisory Agreement for Ultra500 Fund - To be filed by amendment.

        (2) Investment Advisory Agreement for Ultra100 Fund - To be filed by amendment.

        (3) Investment Advisory Agreement for Ultra30 Fund - To be filed by amendment.

        (4) Investment Advisory Agreement for UltraMid-Cap400 Fund - To be filed by amendment.

        (5) Investment Advisory Agreement for UltraShort500 Fund - To be filed by amendment.

        (6) Investment Advisory Agreement for UltraShort100 Fund - To be filed by amendment.

        (7) Investment Advisory Agreement for UltraShort30 Fund - To be filed by amendment.

        (8) Investment Advisory Agreement for UltraShortMid-Cap400 Fund - To be filed by amendment.

        (e) Distribution Agreement between Registrant and ___________ and Dealer Agreement between Registrant and ___________ - To be filed by amendment.

        (f)   Not applicable.

        (g)

        (1) Custody Agreement between Registrant and ______ - To be filed by amendment.

        (2) Foreign Custody Manager Delegation Agreement between Registrant and ____________ - To be iled by amendment.

        (h)

        (1) Administration Agreement between Registrant and ________ - To be filed by amendment.

        (2) Fund Accounting Agreement between Registrant and ________ - To be filed by amendment.

        (3) Transfer Agency Agreement between Registrant and ________ - To be filed by amendment.

        (4) Management Services Agreement between Registrant and _________ - To be filed by amendment.

        (5) Participant Agreement between Registrant and ________- To be filed by amendment.

        (i)   Opinion and Consent of Counsel - To be filed by amendment.

        (j)   Consent of Independent Auditors - To be filed by amendment.

        (k)   Not applicable.

        (l)   Not applicable.

        (m)   Not applicable.

        (n)   Not applicable.

        (o)   Not applicable.

        (p)

        (1)   Code of Ethics of the Registrant - To be filed by amendment.

        (2)   Code of Ethics of the Advisor - To be filed by amendment.

        (3)   Code of Ethics of the Distributor - To be filed by amendment.

        (q)   Powers of Attorney - To be filed by amendment.

Item. 24.  Persons Controlled by or Under Common Control with Registrant

        Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

        None

Item. 25.  Indemnification

        State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

Reference is made to Article Eight of the Registrant's Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the "Trust") is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated ______________, 2002 (the "Declaration of Trust"), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

     (a) For any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

     (b) With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

     (c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 8.5.2)and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by:
(i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either:

     (a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

     (b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

     (c) A "Disinterested Trustee" is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

     (d) "Claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

     (e) "Liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item. 26. Business and Other Connections of Investment Advisers

     Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

     Reference is made to the caption "Management" in the Prospectuses constituting Part A which is incorporated by reference to this Registration Statement and "Management of the ProFunds ETF Trust" in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

     Listed below are the officers and directors of ProFund Advisors, LLC:

     The information as to the directors and executive officers of ProFund Advisors, LLC is set forth in ProFund Advisors, LLC's form ADV filed with the Securities and Exchange Commission on May 7, 2002 (Reference No. 5524427696B2B2) and amended through the date hereof, is incorporated herein by reference.

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Item. 27.  Principal Underwriters

        (a) State the name of each investment company (other than the registrant) for which each principal underwriter currently distributing securities of the registrant also acts as a principal underwriter, depositor or investment adviser.

        To be provided by amendment.

        (b) Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 20.

        To be provided by amendment.

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Item. 28.  Location of Accounts and Records

        State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by
Section 31(a) of the 1940 act [15 u.s.c. 80a-30(a)] and the rules under that section.

        The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of :

        To be provided by amendment.

Item. 29.  Management Services

        Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund's last three fiscal years.

        Not applicable.

Item. 30.  Undertakings

        Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on October 31, 2002.

                                 PROFUNDS ETF TRUST


                                 By: /s/  Michael L. Sapir
                                     --------------------------------
                                 Title: Initial Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st of October, 2002.

             Signature                    Title                      Date
             ---------                    -----                      ----

/s/ Michael L. Sapir                  Initial Trustee           October 31, 2002
--------------------------------
By: Michael L. Sapir


/s/ Louis M. Mayberg                  Initial Trustee           October 31, 2002
--------------------------------
By: Louis M. Mayberg

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                                  EXHIBIT INDEX

                                       8